CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (459,898)	$ (16,611,425)	$ (79,071,276)	$ (34,515,754)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	112,175	446,449	446,449	790,529
Stock-based compensation	202,561	497,164	1,792,540	1,866,095
Inventory reserve adjustments				28,012
Amortization of debt discount				2,381,617
Amortization of deferred financing costs		28,433	28,433	590,740
Debt issuance costs expensed under fair value option			1,699,546
Interest expense recognized on preferred obligation related to Orbit Transaction (related party)	67,737		103,299
Settlement of transaction costs through reduction of receivable			150,000
Operating lease right-of-use asset				383,753
Equity in losses of unconsolidated affiliates (related party)			30,175	0
Change in fair value of warrant liabilities	(11,396,260)	(127,300)	13,894,830	(2,109,904)
Change in fair value of derivative liability	(4,909,820)	(37,900)	(37,900)	(141,100)
Change in fair value of convertible note receivable (related party)	(1,073,803)	0	2,679,772	0
Change in fair value of notes payable (including $847,646 and nil with related parties, respectively)			3,616,706	0
Change in fair value of SEPA liability	(228,935)		(682,276)
Change in fair value of claims settlement liability			(2,584,724)	0
Loss on issuance of warrants			8,756,303	0
Loss on issuance of notes payable			3,980,062
Loss on issuance of SEPA			2,582,724
Loss on extinguishment of accounts payable (including $290,676 and nil with related parties, respectively)			5,361,931	0
Loss on extinguishment of notes payable (including $2,840,115 and $1,491,666 with related parties, respectively)	0	5,497,516	10,138,337	20,504,307
Loss on settlement of claims liability, net			395,379	0
SEPA fees and issuance costs			2,147,287
Gain on sale of intellectual property intangible assets	0	(8,961,872)	(8,961,872)	0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset		6,064,823	6,064,823
Interest expense recognized on remeasurement of preferred stock liability		10,398,050	10,398,050
Provision for credit losses	12,245
Net change in employee benefit liability	6,610
Loss on issuance of warrants and related costs	8,206,193	0
Change in fair value of debt	(8,279,246)	(256,522)
Loss on issuance of debt	11,661,274	707,800
Gain on initial recognition of Tekne Investment	(84,000)	0
Change in fair value of investments	36,285	0
Gain on issuance of SYME Bonds (related party)	(49,514)	0
Change in fair value of SYME Bonds (related party)	33,038	0
Change in fair value of contingent consideration (including $304,381 and nil with related parties, respectively)	(300,364)	0
Remeasurement of subscription for Orbit shares (related party)	(1,189,837)	0
Remeasurement of Orbit equity method investment (related party)	59,408	0
Changes in operating assets and liabilities:
Accounts receivable	293,562			482,279
Inventories	(46,470)			(203,494)
Prepaid expenses and other current assets	(169,049)	(42,171)	(573,641)	(6,494)
Accounts payable	(510,181)	(94,398)	2,031,126	1,585,696
Accrued expenses	(1,086,890)	681,210	(227,016)	2,108,562
Contract liabilities			(12,000)	(6,400)
Operating lease liability		(117,649)	(237,369)	(355,385)
Net cash used in operating activities	(9,105,949)	(1,927,792)	(16,090,302)	(6,616,941)
Other liabilities	(12,770)
Cash Flows from Investing Activities:
Payments for acquisitions and investments (related party)		(600,000)	(4,713,253)
Payment related to SYME inventory advance (related party)			(5,668,545)
Payments under convertible note receivable (related party)	(18,075,510)	(150,000)	(5,154,872)
Advance on Tekne Convertible Receivable			(1,179,686)
Net cash used in investing activities	(19,366,330)	(750,000)	(16,716,356)
Cash paid for acquisition of controlling financial interest in Orbit, net of cash acquired	(540,915)
Payment for acquisition	(749,905)
Cash Flows from Financing Activities:
Proceeds from note borrowings		2,394,708	30,406,708	1,796,824
Repayments of notes payable	(1,712,314)	(835,316)	(3,108,232)
Proceeds received from the 2025 Offering			11,994,834
Proceeds received from the SEPA	2,172,771		21,937,886
Payments of debt and equity issuance costs	(1,137,116)	(20,000)	(4,097,321)
Proceeds received from settlement		1,000,000	1,000,000
Restricted stock units withheld for tax withholdings			(129)	(73,204)
Proceeds from issuance of common stock				200,000
Shareholder advances				644,936
Proceeds from the issuance of pre-funded warrants				2,180,522
Payment of deferred financing costs				(71,500)
Net cash provided by financing activities	12,082,288	2,539,392	58,133,746	4,677,578
Proceeds received from the February 2026 Offering	11,994,929
Proceeds from exercise of warrants	764,018
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH DURING THE PERIOD			25,327,088	(1,939,363)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - BEGINNING OF PERIOD	25,536,425	209,337	209,337	2,148,700
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - END OF PERIOD	9,142,251	70,937	25,536,425	209,337
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	567,624		848,066
Cash paid for income taxes	39,330
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of Common Stock upon exercise of warrants			34,373,943
Issuance of Common Stock upon extinguishment or conversion of notes payable	403,313	4,390,251	26,654,008	25,051,755
Issuance of Common Stock in connection with the SEPA	2,150,836		21,636,834
Issuance of preferred obligation related to Orbit Transaction			8,028,600
Issuance of Common Stock in connection with Silverback Claims Settlement			7,432,488
Derecognition of accounts payable in connection with recognition of claims settlement liability			3,113,853
Extinguishment of existing unsecured promissory note and accrued interest through issuance of convertible note			2,108,523
Extinguishment of Preferred Stock through issuance of convertible notes			2,000,000
Reduction of related party receivable for non-cash consideration related to the Orbit Transaction			1,350,000
Transaction costs related to the reverse recapitalization not yet paid			1,007,439	1,007,439
Shares issued for services included in prepaid expenses			601,415
Debt issuance costs included in accounts payable and accrued expenses				712,363
Issuance of promissory note for replacement of shareholder advance			545,000
Issuance of AZ Promissory Note for related party receivable			900,000
Stock-based compensation expense included in accrued expenses	25,000		25,000
Settlement of transaction costs through reduction of receivable			150,000
Initial fair value of convertible note receivable over proceeds paid			110,000
Deemed dividend in connection with modification of pre-funded warrants			$ 936
Transfer of property and equipment from inventory				154,971
Purchase of property and equipment in accounts payable and accrued expenses				$ 431,970
Reclassification of warrant liability to equity upon exercise of warrants	2,302,765	934
Extinguishment of Preferred Stock through issuance of warrants	8,449,380
Deemed dividend in connection with extinguishment of preferred stock through issuance of warrants	474,058	936
Fair value of warrants issued as equity issuance costs	185,018
SYME Inventory Advance applied to SYME Bonds	5,668,545
Investment in H&K through issuance of convertible note	11,688,726
Advance to Tekne applied to Tekne Convertible Note Receivable	1,179,686
Non-cash consideration transferred in Orbit Change of Control (related party)	14,592,107
Gain on extinguishment of Orbit Preferred Obligation in excess of derivative liability fair value, recognized as a capital contribution (related party)	784,807
Non-cash consideration transferred in Lyocon Acquisition	1,388,558
Issuance of Tekne Subordinated Convertible Note	928,000
Premium on issuance of Lyocon Convertible Notes	172,000
Effect of exchange rate changes on cash	(4,183)
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH DURING THE PERIOD	$ (16,394,174)	$ (138,400)